CAPITAL STRUCTURE	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
CAPITAL STRUCTURE
15.	CAPITAL STRUCTURE

Ordinary and Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan as described in Note 17; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program (as described below) pending for retirement.

New Shares Issued by the Company

During the years ended December 31, 2015, 2014 and 2013, the Company issued 940,419, nil and 8,574,153 ordinary shares to its depository bank for future vesting of restricted shares and exercise of share options, respectively. The Company issued 136,809, 1,068,534 and 1,297,902 of these ordinary shares upon vesting of restricted shares; and 1,368,747, 928,299 and 3,064,302 of these ordinary shares upon exercise of share options during the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, 2014 and 2013, the Company had a balance of 12,917,017, 13,482,154 and 15,478,987 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options, respectively.

Shares Purchased under a Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADS from the open market for the purpose of satisfying its obligation to deliver ADS under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee can purchase ADS from the open market at the price range to be determined by the Company’s management from time to time. This Share Purchase Program may be terminated by the Company at any time. The purchased ADSs are to be delivered to the Directors, eligible employees and consultants upon vesting of the restricted shares.

During the year ended December 31, 2015, no ordinary share was purchased under a trust arrangement, while 466,203 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. During the year ended December 31, 2014, 69,426 ADSs, equivalent to 208,278 ordinary shares were purchased under a trust arrangement from the open market at an average market price of $24.79 per ADS or $8.26 per share (including commissions), and 467,121 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. During the year ended December 31, 2013, 373,946 ADSs, equivalent to 1,121,838 ordinary shares were purchased under a trust arrangement from the open market at an average market price of $23.45 per ADS or $7.82 per share (including commissions), and 378,579 ordinary shares purchased under a trust arrangement were delivered to Directors and eligible employees to satisfy the vesting of restricted shares. As of December 31, 2015 and 2014, the shares purchased under trust arrangement had a balance of 18,213 and 484,416 ordinary shares for future issuance upon vesting of restricted shares, respectively.

Shares Repurchased for Retirement

On August 7, 2014, the Board of Directors of the Company authorized the repurchase of the Company’s ADS of up to an aggregate of $500,000 under a stock repurchase program (the “2014 Stock Repurchase Program”) for shares retirement. The 2014 Stock Repurchase Program expired following the 2015 share repurchase mandate granted by the shareholders at the annual general meeting of the Company held on May 20, 2015 (as describe below). Under the 2014 Stock Repurchase Program, the Company could repurchase ADS from the open market at the price range determined by the Company’s management from time to time. The 2014 Stock Repurchase Program might be terminated by the Company at any time prior to the expiration of the 2014 Stock Repurchase Program.

On May 20, 2015, the Board of Directors of the Company authorized the repurchase of the Company’s ADS of up to an aggregate of $500,000 under a stock repurchase program (the “2015 Stock Repurchase Program”), which remained valid until the expiry or revocation of the share repurchase mandate granted by the shareholders, upon conclusion of the annual general meeting of the Company held in 2016, for shares retirement. Under the 2015 Stock Repurchase Program, the Company can repurchase ADS from the open market at the price range determined by the Company’s management from time to time. The 2015 Stock Repurchase Program may be terminated by the Company at any time prior to the expiration of the 2015 Stock Repurchase Program.

During the year ended December 31, 2015, no ordinary share was repurchased under the 2015 Stock Repurchase Program and the 2014 Stock Repurchase Program, while 3,717,816 ordinary shares repurchased under the 2014 Stock Repurchase Program were retired. During the year ended December 31, 2014, 12,216,448 ADSs, equivalent to 36,649,344 ordinary shares were repurchased under the 2014 Stock Repurchase Program from the open market in aggregate for $300,495 (including commissions), at an average market price of $24.60 per ADS or $8.20 per share, of which 32,931,528 ordinary shares repurchased under the 2014 Stock Repurchase Program were retired. As of December 31, 2015 and 2014, the shares repurchased had a balance of nil and 3,717,816 ordinary shares for future shares retirement, respectively.

As of December 31, 2015, 2014 and 2013, the Company had 1,630,924,523, 1,633,701,920 and 1,666,633,448 issued ordinary shares, and 12,935,230, 17,684,386 and 16,222,246 treasury shares, with 1,617,989,293, 1,616,017,534 and 1,650,411,202 issued ordinary shares outstanding, respectively.